Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
June 3, 2024
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia ETF Trust I (the Registrant)
Columbia International ESG Equity Income ETF
(Effective June 1, 2024, known as Columbia International Equity Income ETF)
Columbia U.S. ESG Equity Income ETF
(Effective June 1, 2024, known as Columbia U.S. Equity Income ETF)
Post-Effective Amendment No. 37
File No. 333-209996 /811-22736
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on May 30, 2024.
If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia ETF Trust I